Equity (Schedule of Accumulated other comprehensive loss) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014
Changes in components of accumulated other comprehensive income (loss), net of taxes
Balance as of beginning of period		$ (3,647)	$ 1,908
Other comprehensive loss before reclassifications		(6,627)	(3,362)
Amounts reclassified from accumulated other comprehensive income (loss)	$ 300	1,575	99
Other comprehensive income (loss)		(5,052)	(3,263)
Balance as of end of period	(8,699)	(8,699)	(1,355)
Net unrealized gain (loss) on cash flow hedges [Member]
Changes in components of accumulated other comprehensive income (loss), net of taxes
Balance as of beginning of period		(1,243)	153
Other comprehensive loss before reclassifications		(411)	(1,037)
Amounts reclassified from accumulated other comprehensive income (loss)		1,575	(68)
Other comprehensive income (loss)		1,164	(1,105)
Balance as of end of period	(79)	(79)	(952)
Foreign currency translation adjustment [Member]
Changes in components of accumulated other comprehensive income (loss), net of taxes
Balance as of beginning of period		(2,404)	1,922
Other comprehensive loss before reclassifications		$ (6,216)	$ (2,325)
Amounts reclassified from accumulated other comprehensive income (loss)
Other comprehensive income (loss)		$ (6,216)	$ (2,325)
Balance as of end of period	$ (8,620)	$ (8,620)	(403)
Other [Member]
Changes in components of accumulated other comprehensive income (loss), net of taxes
Balance as of beginning of period			$ (167)
Other comprehensive loss before reclassifications
Amounts reclassified from accumulated other comprehensive income (loss)			$ 167
Other comprehensive income (loss)			$ 167
Balance as of end of period